Subsequent Events (Details) - USD ($)						1 Months Ended						12 Months Ended
	Jan. 09, 2025	Dec. 31, 2023	May 15, 2023	May 03, 2023	Apr. 13, 2023	May 16, 2023	Apr. 30, 2023	Mar. 28, 2023	Mar. 27, 2023	Jan. 31, 2023	Nov. 15, 2022	Dec. 31, 2022
Subsequent Events [Line Items]
Issued amount											$ 5,500,000
Payment amount								$ 4,250,000
Purchase of vehicles, description												In 2023, the Group entered into several vehicle purchase agreements with vehicle manufacturers to purchase a total number of 1,275 vehicles
Subsequent Event [Member]
Subsequent Events [Line Items]
Sum amount									$ 4,250,000
Sales agreement, description										the Group entered into a vehicle sales agreement with a customer who placed annually minimum order quantity of 500 units in 2023, 1,000 units in 2024 and 2,000 units in 2025
Forecast [Member]
Subsequent Events [Line Items]
Payment amount			$ 1,700,000			$ 1,700,000
Claim amount				$ 10,100,000	$ 2,100,000		$ 400,000
Warrant amount				$ 2,000,000
Claiming unpaid survey fees and accrued interest	$ 87,000
Refund from suppliers		$ 1,439,417